Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
Note 17 - Subsequent Events

In March 2025, the Company’s compensation committee and board of directors, respectively, has approved the grant of a total of 311,001 options and 29,642 RSUs under the Global Share Incentive Plan (2013) (as extended on October 26, 2023), of which options and RSUs granted to directors and CEO are subject to the approval of the Annual General Meeting, which is currently scheduled to convene no later than June 2025, as prescribed under the Israeli Companies Law, 1999 and the Company's Amended and Restated Articles of Association.